CERTARCA

NYSE Regulation

11000325

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

**VIA FACSIMILE AND U.S. MAIL**
December 7, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

| | | |
|---|---|---|
| Re: | Direxion Shares ETF Trust | |
| | CIK: | 0001424958 |
| | Filer No.: | 001-34160 |
| | Filing: | Form 8-A filed **12/5/2011** |

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the Shares of Beneficial Interest of the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**Direxion All Cap Insider Sentiment Shares**
**Direxion Large Cap Insider Sentiment Shares**

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray

Craig A. Gray
Manager, Listing Compliance